Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Current [member]
Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Lease liabilities, Interest rate	1 – 11%
Lease liabilities, Maturity	Within one year
Lease liabilities	£ 18,826	£ 22,437
Convertible notes, Interest rate	2.00%
Convertible notes, Maturity	Within one year
Convertible notes		1,299
Bank loans, Interest rate	2.00%
Bank loans, Maturity	Within one year
Bank loans	£ 635	165
Stocking loans, Interest rate	Base rate + 0.5% – 13.9%
Stocking loans, Maturity	On earlier of sale or 180 – 330 days / Within one year
Stocking loans	£ 169,170	196,101
Subscription facilities, Interest rate	Base rate +1.7% – 3.7% 3.15% – 6.0%
Subscription facilities, Maturity	Within one year
Subscription facilities	£ 10,188	25,479
Mortgages	547
Current, total	£ 199,366	245,481
Non-current [Member]
Financial Instruments (Details) - Schedule of interest-bearing loans and borrowings [Line Items]
Lease liabilities, Interest rate	1 – 11%
Lease liabilities, Maturity	2023 – 2042
Lease liabilities	£ 71,574	98,522
Convertible notes, Interest rate	2.00%
Convertible notes, Maturity	2027
Convertible notes		358,361
Bank loans, Interest rate
Bank loans, Maturity
Bank loans	£ 815
Stocking loans, Interest rate	Base rate + 3.0% – 13.9%
Stocking loans, Maturity	2024
Stocking loans	£ 8,809	13,319
Subscription facilities, Interest rate	Base rate + 1.7% – 3.7% 3.15% – 12.0%
Subscription facilities, Maturity	2023 – 2026
Subscription facilities	£ 56,987	49,495
Mortgages	1,502
Non-Current, total	£ 139,687	£ 519,697